FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08874
                                   ---------

                           TEMPLETON DRAGON FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON DRAGON FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................     6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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TEMPLETON DRAGON FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------
                                                      COUNTRY           SHARES          VALUE
-------------------------------------------------------------------------------------------------
   COMMON STOCKS 95.5%
   AIR FREIGHT & LOGISTICS 0.1%
   Sinotrans Ltd., H .........................         China           3,017,000     $ 1,059,770
                                                                                     ------------
   AIRLINES 0.3%
(a)Air China Ltd., H .........................         China           8,850,000       2,737,943
                                                                                     ------------
   AUTO COMPONENTS 1.0%
   Cheng Shin Rubber Industry Co. Ltd. .......         Taiwan         10,208,938       8,321,459
                                                                                     ------------
   AUTOMOBILES 0.1%
   Chongqing Changan Automobile Co. Ltd., B ..         China           2,082,470         880,486
                                                                                     ------------
   CAPITAL MARKETS 0.9%
   Yuanta Core Pacific Securities Co. ........         Taiwan         11,818,290       7,549,916
                                                                                     ------------
   COMMERCIAL BANKS 6.3%
   Chinatrust Financial Holding Co. Ltd. .....         Taiwan          7,191,024       6,197,384
   HSBC Holdings PLC .........................     United Kingdom      1,749,481      28,460,230
   Mega Financial Holdings Co. Ltd. ..........         Taiwan         27,217,000      17,223,094
                                                                                     ------------
                                                                                      51,880,708
                                                                                     ------------
   COMMUNICATIONS EQUIPMENT 0.4%
   D-Link Corp. ..............................         Taiwan          3,277,239       3,397,177
                                                                                     ------------
   COMPUTERS & PERIPHERALS 5.8%
   Acer Inc. .................................         Taiwan         12,965,943      25,786,932
   Advantech Co. Ltd. ........................         Taiwan          2,736,514       6,844,274
   Asustek Computer Inc. .....................         Taiwan          3,171,863       8,506,601
   Lite-On Technology Corp. ..................         Taiwan          5,891,622       6,577,710
                                                                                     ------------
                                                                                      47,715,517
                                                                                     ------------
   CONSTRUCTION MATERIALS 0.2%
   Anhui Conch Cement Co. Ltd., H ............         China           1,306,000       1,296,295
   China Resources Cement ....................         China             872,000         141,630
                                                                                     ------------
                                                                                       1,437,925
                                                                                     ------------
   DISTRIBUTORS 3.0%
   China Resources Enterprise Ltd. ...........         China          12,628,000      20,673,219
   Test-Rite International Co. Ltd. ..........         Taiwan          5,227,963       4,048,716
                                                                                     ------------
                                                                                      24,721,935
                                                                                     ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   China Telecom Corp. Ltd., H ...............         China          10,278,000       3,875,291
                                                                                     ------------
   ELECTRIC UTILITIES 4.5%
   Cheung Kong Infrastructure Holdings Ltd. ..       Hong Kong        11,060,000      36,925,358
                                                                                     ------------
   ELECTRICAL EQUIPMENT 0.4%
   Phoenixtec Power Co. Ltd. .................         Taiwan          3,632,945       3,557,901
                                                                                     ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
   Delta Electronics Inc. ....................         Taiwan         10,439,970      17,837,498
                                                                                     ------------


                                          Quarterly Statement of Investments | 3

TEMPLETON DRAGON FUND, INC.

--------------------------------------------------------------------------------------------------------
                                                            COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FOOD & STAPLES RETAILING 17.7%
   Dairy Farm International Holdings Ltd. ..........       Hong Kong        39,843,978     $145,828,959
                                                                                           -------------
   FOOD PRODUCTS 0.8%
   UNI-President Enterprises Corp. .................         Taiwan         16,612,030        6,682,756
                                                                                           -------------
   HOTELS RESTAURANTS & LEISURE 2.4%
   Hong Kong & Shanghai Hotels Ltd. ................       Hong Kong        17,869,838       19,810,201
                                                                                           -------------
   HOUSEHOLD DURABLES 1.1%
   TCL Multimedia Technology Holdings Ltd. .........         China          48,960,000        9,088,113
                                                                                           -------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.5%
   Datang International Power Generation Co. Ltd., H         China          26,502,000       20,326,632
   Guangdong Electric Power Development Co. Ltd., B          China          11,270,600        5,143,043
   Huadian Power International Corp. Ltd., H .......         China           7,428,000        2,058,639
   Huaneng Power International Inc., H .............         China           1,454,000        1,077,710
                                                                                           -------------
                                                                                             28,606,024
                                                                                           -------------
   INDUSTRIAL CONGLOMERATES 4.9%
   CITIC Pacific Ltd. ..............................         China           7,081,000       19,807,248
(a)LG Corp. ........................................      South Korea          355,170        8,968,596
   Shanghai Industrial Holdings Ltd. ...............         China           5,774,000       11,685,472
                                                                                           -------------
                                                                                             40,461,316
                                                                                           -------------
   IT SERVICES 0.3%
   Travelsky Technology Ltd., H ....................         China           2,837,000        2,559,925
                                                                                           -------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Premier Image Technology Corp. ..................         Taiwan          2,363,850        3,468,970
                                                                                           -------------
   MACHINERY 2.0%
   China International Marine Containers Co. Ltd., B         China          12,791,872       12,845,215
   Yung Tay Engineering Co. Ltd. ...................         Taiwan          5,686,000        3,606,705
                                                                                           -------------
                                                                                             16,451,920
                                                                                           -------------
   METALS & MINING 0.1%
   Aluminum Corp. of China Ltd., H .................         China           1,028,000          649,321
(b)China Oriental Group Co. Ltd., 144A .............         China             422,000          100,636
                                                                                           -------------
                                                                                                749,957
                                                                                           -------------
   OFFICE ELECTRONICS 0.1%
   Kinpo Electronics Inc. ..........................         Taiwan          1,526,700          639,470
                                                                                           -------------
   OIL, GAS & CONSUMABLE FUELS 10.7%
   China Petroleum & Chemical Corp., H .............         China         103,150,000      47,202,761
(b)PetroChina Co. Ltd., 144A .......................         China           9,200,000        7,708,520
   PetroChina Co. Ltd., H ..........................         China          40,050,000       33,557,199
                                                                                           -------------
                                                                                             88,468,480
                                                                                           -------------


4 | Quarterly Statement of Investments

TEMPLETON DRAGON FUND, INC.

-----------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY           SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REAL ESTATE 9.3%
   Cheung Kong Holdings Ltd. .......................................       Hong Kong         2,575,000    $ 29,077,105
   Hang Lung Group Ltd. ............................................       Hong Kong        16,159,042      31,140,574
   Henderson Investment Ltd. .......................................       Hong Kong         7,485,000      10,661,637
   Hong Kong Land Holdings Ltd. ....................................       Hong Kong         1,904,000       5,978,560
                                                                                                          -------------
                                                                                                            76,857,876
                                                                                                          -------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
   Elan Microelectronics Corp. .....................................         Taiwan          3,454,491       1,389,687
   Faraday Technology Corp. ........................................         Taiwan            471,162         826,314
   Samsung Electronics Co. Ltd. ....................................      South Korea           10,780       6,074,403
   Siliconware Precision Industries Co. Ltd. .......................         Taiwan          3,319,489       3,350,948
   Sunplus Technology Co. Ltd. .....................................         Taiwan          6,575,395       6,023,474
   Taiwan Semiconductor Manufacturing Co. Ltd. .....................         Taiwan         10,645,921      17,098,660
                                                                                                          -------------
                                                                                                            34,763,486
                                                                                                          -------------
   TEXTILES APPAREL & LUXURY GOODS 0.6%
   Tack Fat Group International Ltd. ...............................       Hong Kong        26,080,000       2,454,145
   Tainan Enterprises Co. Ltd. .....................................         Taiwan          1,864,460       2,207,991
                                                                                                          -------------
                                                                                                             4,662,136
                                                                                                          -------------
   TRANSPORTATION INFRASTRUCTURE 2.6%
   China Merchants Holdings (International) Co. Ltd. ...............         China           3,166,874       7,103,131
   Cosco Pacific Ltd. ..............................................         China           5,520,000      10,744,491
   Hainan Meilan International Airport Co. Ltd., H .................       Hong Kong         2,626,000       1,396,331
   Hopewell Holdings Ltd. ..........................................       Hong Kong           936,000       2,467,397
                                                                                                          -------------
                                                                                                            21,711,350
                                                                                                          -------------
   WIRELESS TELECOMMUNICATION SERVICES 9.1%
   China Mobile (Hong Kong) Ltd., fgn. .............................         China          13,876,000      67,970,068
   Taiwan Mobile Co. Ltd. ..........................................         Taiwan          7,047,764       6,711,044
                                                                                                          -------------
                                                                                                            74,681,112
                                                                                                          -------------
   TOTAL COMMON STOCKS (COST $455,502,456) .........................                                       787,390,935
                                                                                                          -------------
   SHORT TERM INVESTMENTS (COST $32,425,664) 3.9%
   MONEY FUND 3.9%
(c)Franklin Institutional Fiduciary Trust Money Market Portfolio ...     United States      32,425,664      32,425,664
                                                                                                          -------------
   TOTAL INVESTMENTS (COST $487,928,120) 99.4% .....................                                       819,816,599
   OTHER ASSETS, LESS LIABILITIES 0.6% .............................                                         4,542,937
                                                                                                          -------------
   NET ASSETS 100.0% ...............................................                                      $824,359,536
                                                                                                          =============

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $7,809,156, representing 0.95% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 5

TEMPLETON DRAGON FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dragon Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company.

1. INCOME TAXES

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..................................        $ 488,879,819
                                                              ==============

Unrealized appreciation ..............................        $ 343,139,132
Unrealized depreciation ..............................          (12,202,352)
                                                              --------------
Net unrealized appreciation (depreciation) ...........        $ 330,936,780
                                                              ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON DRAGON FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 21, 2005